Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 216,163	$ 97,849	$ 46,471
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	95,056	121,087	50,605
Depreciation and amortization	82,531	42,629	16,457
Loss (gain) in connection with short-term investments	(10,230)	(327)	52
Gain in connection with long-term investments	(26,780)	(11,216)	(2,464)
Prepaid expenses and other current assets	(19,681)	(40,271)	(8,404)
Deferred taxes	(15,157)	837	(1,204)
Other noncurrent assets	184	(3,010)	392
Accrued expenses and other current liabilities	67,416	53,605	23,274
Deferred revenue	5,784	20,466	10,354
Amount due from/to subsidiaries and VIEs	232	366	83
Net cash used in operating activities	380,299	210,226	117,788
Cash flows from investing activities:
(Increase) decrease in restricted cash	1,604	(431)	(1,902)
Purchase of intangible assets	(676)	(3,068)	(5,073)
Purchase of short-term investments	(82,934)	(997)	0
Proceeds from disposal of short-term investments	41,798	762	0
Capital contribution for long-term investments	(325,000)	(80,967)	(24,241)
Dividends received from a cost method investee	0	413	313
Net cash used in investing activities	(661,494)	(196,874)	(83,927)
Cash flows from financing activities:
Proceeds from issuance of Convertible Senior Notes (net of issuance costs of $12,150 and $18,630 in 2013 and 2014, respectively)	1,016,370	587,850	0
Proceeds from exercise of share options	15,947	23,678	2,089
Payment for share repurchase	(104,201)	0	(139)
Net cash provided by financing activities	919,714	613,498	1,986
Net (decrease) increase in cash and cash equivalents	631,769	632,801	36,933
Cash and cash equivalents at beginning of year	1,013,465	380,664	343,731
Cash and cash equivalents at end of year	1,645,234	1,013,465	380,664
Parent Company [Member]
Cash flows from operating activities:
Net income	222,768	99,652	46,746
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	89,686	121,087	50,605
Gain from investments in subsidiaries and VIEs	(321,089)	(219,247)	(94,639)
Depreciation and amortization	1,243	1,476	582
Loss (gain) in connection with short-term investments	(10,230)	(327)	52
Gain in connection with long-term investments	0	(413)	0
Prepaid expenses and other current assets	(3,788)	463	(2,307)
Deferred taxes	174	(53)	(178)
Other noncurrent assets	3,373	743	0
Accrued expenses and other current liabilities	5,694	5,488	149
Deferred revenue	(662)	215	700
Amount due from/to subsidiaries and VIEs	(280,582)	(128,738)	(21,816)
Net cash used in operating activities	(293,413)	(119,654)	(20,106)
Cash flows from investing activities:
(Increase) decrease in restricted cash	300	0	(300)
Purchase of intangible assets	0	(1,500)	(1,500)
Purchase of short-term investments	(30,025)	(510)	0
Proceeds from disposal of short-term investments	35,335	762	0
Capital contribution for long-term investments	(39,928)	(15,760)	(450)
Dividends received from a cost method investee	0	413	0
Investments in subsidiaries	(53,771)	0	(1,200)
Net cash used in investing activities	(88,089)	(16,595)	(3,450)
Cash flows from financing activities:
Proceeds from issuance of Convertible Senior Notes (net of issuance costs of $12,150 and $18,630 in 2013 and 2014, respectively)	1,016,370	587,850	0
Proceeds from exercise of share options	15,947	23,678	2,089
Payment for share repurchase	(104,201)	0	(139)
Net cash provided by financing activities	928,116	611,528	1,950
Net (decrease) increase in cash and cash equivalents	546,614	475,279	(21,606)
Cash and cash equivalents at beginning of year	695,515	220,236	241,842
Cash and cash equivalents at end of year	$ 1,242,129	$ 695,515	$ 220,236